Pension, Savings, And Other Employee Benefits (Schedule of Plans' Benefit Obligations And Plan Assets)(Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2016		Dec. 31, 2015	Dec. 31, 2014
Defined Benefit Plan Disclosure [Line Items]
Other assets		$ 1,406,711		$ 1,436,291
Other liabilities		(467,944)		(635,306)
Pension Plans Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Benefit obligation, beginning of year		816,529		859,853
Service cost		39		40	$ 56
Interest cost		31,216		36,424	34,915
Actuarial (gain)/loss		12,733		(49,919)
Actual benefits paid		(55,975)	[1]	(29,869)
Gain due to curtailment		0		0
Benefit obligation, end of year		804,542		816,529	859,853
Fair value of plan assets, beginning of year		638,169		695,549
Actual return on plan assets		27,448		(31,699)
Employer contributions		169,230		4,188
Actual benefits paid - settlement payments		0		0
Actual benefits paid - other payments	[1]	(55,975)		(29,869)
Fair value of plan assets, end of year		778,872		638,169	695,549
Funded status of the plans		(25,670)		(178,360)
Other assets		18,104		0
Other liabilities		(43,774)		(178,360)
Net asset/(liability) at end of year		(25,670)		(178,360)
Other Postretirement Benefit Plans Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Benefit obligation, beginning of year		33,166		35,328
Service cost		110		146	207
Interest cost		1,292		1,413	1,754
Actuarial (gain)/loss		2,110		(2,393)
Actual benefits paid		(1,275)		(1,057)
Gain due to curtailment		0		(271)
Benefit obligation, end of year		35,403		33,166	35,328
Fair value of plan assets, beginning of year		16,128		16,639
Actual return on plan assets		991		(169)
Employer contributions		873		715
Actual benefits paid - settlement payments		(1,275)		(1,057)
Actual benefits paid - other payments		0		0
Fair value of plan assets, end of year		16,717		16,128	$ 16,639
Funded status of the plans		(18,686)		(17,038)
Other assets		13,050		12,679
Other liabilities		(31,736)		(29,717)
Net asset/(liability) at end of year		$ (18,686)		$ (17,038)

[1]	Increase in 2016 due to the settlement of certain terminated, vested participants in qualified pension plan.